UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment 			[  ]; Amendment Number:  ____
  This Amendment (Check only one.):		[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Texas Treasury Safekeeping Trust Company
Address: 		208 E. 10th Street 4th Floor
		Austin, TX  78701

13F File Number:  28-10253

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael Anderson
Title:	Compliance Officer
Phone:	512-463-6435

Signature, Place, and Date of Signing:

/s/	Michael Anderson    Austin, TX     November 14, 2012

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


VALUE SHARES/ SH/ PUT/ INVSTMT -----VOTING AUTHORITY-----
NAME OF ISSUER -TITLE OF CLASS- --CUSIP-- (X$1000) PRN AMT PRN CALL DSCRETN -MANAGERS- SOLE SHARED NONE
ENERGY SOLUTIONS INC COMMON COM 292756202 869 318274 SH SOLE 318274
FRACTIONAL FIRST HORIZON NATIO COM DCA517101 0 18020 SH SOLE 18020
MARRIOT INTL FRAC CUSIP ORD RE COM FHB903208 0 97397 SH SOLE 97397
MFC ISHARES TR MSCI EMERGING M COM 464287234 11225 271669 SH SOLE 271669
MFC ISHARES TR S&P GLOBAL ENER COM 464287341 14723 374342 SH SOLE 374342
MFC ISHARES TR S&P GLOBAL MATE COM 464288695 14699 247827 SH SOLE 247827
REPORT SUMMARY 0006 DATA RECORDS 85702 0000 OTHER MANAGER ON WHOSE BEHALF REPORT IS FILED


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number	N